Marketable securities (Carrying Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Original cost	$ 1,194	$ 559
Cumulative unrealized fair value gains/(losses)	(443)	539
Cumulative other than temporary impairments	0	(16)
Carrying value	751	1,082
Sapura Kencana
Schedule of Available-for-sale Securities [Line Items]
Original cost	373	539
Cumulative unrealized fair value gains/(losses)	(48)	539
Cumulative other than temporary impairments	0	0
Carrying value	325	1,078
Seadrill Partners LLC
Schedule of Available-for-sale Securities [Line Items]
Original cost	821
Cumulative unrealized fair value gains/(losses)	(395)
Cumulative other than temporary impairments	0
Carrying value	426
Equity Securities | Petromena
Schedule of Available-for-sale Securities [Line Items]
Original cost	0	20
Cumulative unrealized fair value gains/(losses)	0	0
Cumulative other than temporary impairments	0	(16)
Carrying value	$ 0	$ 4